STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Operating expenses:
General and administrative	$ 80,556	$ 189,558	$ 959,158	$ 1,237,958
General and administrative – related party	0	10,000	0	13,000
Mine development	0	788,500	0	788,500
Professional fees	22,130	93,500	89,130	106,520
Consulting	16,500	3,827,475	1,110,593	4,015,837
Director compensation	60,000	1,469,000	3,207,400	1,529,000
Officer compensation	45,000	817,500	2,995,000	907,500
Total operating expenses	224,186	7,195,533	8,361,281	8,598,315
Loss from operations	(224,186)	(7,195,533)	(8,361,281)	(8,598,315)
Other expense:
Interest expense	(56,151)	(6,780)	(259,661)	(8,844)
Loss on conversion of preferred stock	(152,985)	0	(911,109)	0
Loss on conversion of debt	(97,249)	(343,120)	(97,249)	(343,120)
Change in fair value of derivative	146,562	(470,635)	(314,120)	(470,635)
Total other expense	(159,823)	(820,535)	(1,582,139)	(822,599)
Loss before provision for income taxes	(384,009)	(8,016,068)	(9,943,420)	(9,420,914)
Provision for income taxes	0	0	0	0
Net loss	$ (384,009)	$ (8,016,068)	$ (9,943,420)	$ (9,420,914)